Revenue and other income - Disclosure of variance of deferred revenue (Details) - Deferred tax liabilities / Deferred revenue - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 2,826	€ 3,441
Recognition in P&L	(2,699)	(254)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	4
Contract liabilities at end of period	127	3,191
Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	215
Recognition in P&L	0	(56)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	4
Contract liabilities at end of period	0	163
Sanofi (2022) option
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,500	2,500
Recognition in P&L	(2,500)	0
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	0	2,500
Sanofi (2022) services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	326	726
Recognition in P&L	(199)	(198)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	€ 127	€ 528